Operating Expenses - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other General And Administrative Expenses [Abstract]
Employee expenses	€ 2,630	€ 2,486	€ 2,761
Share-based payments	1,707	2,847	796
Rent	1,053	791	617
Communication & Marketing	761	728	891
Consulting fees	2,227	2,029	1,511
Travel & Living	211	450	509
Post employment benefits		(24)	(45)
Depreciation	229	173
Other	490	265	190
Total General and administration	€ 9,310	€ 9,744	€ 7,230